10 Accounts Receivable Concessions (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Concessions
Schedule of accounts receivable related to the concession
		Restated	Restated
	12.31.2020	12.31.2019	01.01.2019
Power distribution service concession (10.1)	960,518	836,818	783,023
Piped gas distribution service concession (10.2)	189,416	324,385	322,259
Bonus from the grant of concession agreements under the quota system (10.3)	671,204	647,984	625,772
Generation concession agreements (10.4)	81,202	69,182	65,811
	1,902,340	1,878,369	1,796,865
Current	4,515	4,545	4,180
Noncurrent	1,897,825	1,873,824	1,792,685

Schedule of power distribution service concession
10.1	Power distribution service concession

Balance as of January 1, 2019	783,023
Transfers from contract assets (Note 11.1)	28,987
Transfers from investments	348
Transfers to other receivables (assets held for disposal)	(1,578)
Fair value recognition	26,231
Incorporations	(75)
Loss on disposal	(118)
Balance as of December 31, 2019	836,818
Transfers from contract assets (Note 11.1)	86,154
Transfers to intangible assets (Note 18.1)	(99)
Transfers to other receivables (assets held for disposal)	(7,428)
Fair value recognition	45,187
Loss on disposal	(114)
Balance as of December 31, 2020	960,518

Schedule of piped gas distribution service concession
10.2	Piped gas distribution service concession

Balance as of January 1, 2019	322,259
Transfers from contract assets (Note 11.2)	16,574
Transfers to intangible assets (Note 18.3)	(24,835)
Fair value recognition	10,415
Loss on disposal	(28)
Balance as of December 31, 2019	324,385
Transfers from contract assets (Note 11.2)	7,390
Transfers to intangible assets (Note 18.3)	(154,483)
Fair value recognition	12,154
Loss on disposal	(30)
Balance as of December 31, 2020	189,416

Schedule of bonus from the grant of concession agreements under the quota system
10.3	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2019	625,772
Transfers to electricity grid use charges - customers	(69,192)
Interest (Note 31)	91,404
Balance as of December 31, 2019	647,984
Transfers to electricity grid use charges - customers	(71,087)
Interest (Note 31)	94,307
Balance as of December 31, 2020	671,204

Schedule of power generation concession contract
10.4	Power generation concession contract

Balance as of January 1, 2019	65,811
Gain on remeasurement of the cash flow	426
Reversal of impairment (Note 32.4)	2,945
Balance as of December 31, 2019	69,182
Gain on remeasurement of the cash flow	1,518
Reversal of impairment (Note 32.4)	10,502
Balance as of December 31, 2020	81,202